EQUITY ACCOUNTED INVESTMENTS EQUITY ACCOUNTED INVESTMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 2,568	$ 4,676
Proportion of ownership interest in joint venture	50.00%	50.00%
Equity accounted investments	$ 41,327	$ 40,698	$ 33,647
Proportion of ownership interest in joint venture	50.00%	50.00%
Oaktree [Member]
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	$ 91
Proportion of ownership interest in joint venture	62.00%	61.00%
Equity accounted investments	$ 5,317	$ 5,231
Proportion of ownership interest in joint venture	62.00%	61.00%
Carrying Value, associate	$ 5,317	$ 5,231
Norbord
Disclosure of detailed information about business combination [line items]
Public Price	0	900
Real Estate
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	517
Equity accounted investments	21,024	22,314
Real Estate | Core office
Disclosure of detailed information about business combination [line items]
Carrying Value, joint ventures	8,866	9,440
Real Estate | Core retail
Disclosure of detailed information about business combination [line items]
Carrying Value, joint ventures	9,684	10,555
Real Estate | LP Investments and Other [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, joint ventures	2,338	2,012
Real Estate | LP Investments and Other [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	136	307
Infrastructure
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	1,771
Equity accounted investments	10,530	8,972
Infrastructure | Energy [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, joint ventures	$ 841	$ 716
Infrastructure | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Proportion of ownership interest in joint venture	50.00%	50.00%
Carrying Value, joint ventures	$ 226	$ 185
Infrastructure | Data Infrastructure [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	3,209	2,920
Infrastructure | Utilities [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	1,010	962
Infrastructure | Transport
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	5,114	4,033
Infrastructure | Other [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	130	156
Private Equity
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	(49)
Equity accounted investments	2,623	2,596
Private Equity | Other [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	$ 1,789	$ 557
Private Equity | Norbord
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	0.00%	43.00%
Proportion of ownership interest in joint venture	0.00%	43.00%
Carrying Value, associate	$ 0	$ 1,185
Private Equity | Industrial operations [Member]
Disclosure of detailed information about business combination [line items]
Carrying Value, associate	834	854
Renewable Power
Disclosure of detailed information about business combination [line items]
Equity accounted investments	1,444	1,154
Other [Member]
Disclosure of detailed information about business combination [line items]
Investments in Joint Ventures and Associates Accounted for Using the Equity Method	389	431
Renewable Power and Other
Disclosure of detailed information about business combination [line items]
Investment Accounted For Using Equity Method, Additions, Net Of Disposals	238
Equity accounted investments	$ 1,833	$ 1,585
Minimum | Real Estate | Core office
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	15.00%	14.00%
Proportion of ownership interest in joint venture	15.00%	14.00%
Minimum | Real Estate | Core retail
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	22.00%	12.00%
Proportion of ownership interest in joint venture	22.00%	12.00%
Minimum | Real Estate | LP Investments and Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	9.00%	18.00%
Proportion of ownership interest in joint venture	9.00%	18.00%
Minimum | Real Estate | LP Investments and Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	16.00%	30.00%
Proportion of ownership interest in joint venture	16.00%	30.00%
Minimum | Infrastructure | Data Infrastructure [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	45.00%	45.00%
Proportion of ownership interest in joint venture	45.00%	45.00%
Minimum | Infrastructure | Utilities [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	11.00%	11.00%
Proportion of ownership interest in joint venture	11.00%	11.00%
Minimum | Infrastructure | Transport
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	21.00%	26.00%
Proportion of ownership interest in joint venture	21.00%	26.00%
Minimum | Infrastructure | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	22.00%	22.00%
Proportion of ownership interest in joint venture	22.00%	22.00%
Minimum | Private Equity | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	14.00%	25.00%
Proportion of ownership interest in joint venture	14.00%	25.00%
Minimum | Private Equity | Industrial operations [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	24.00%	24.00%
Proportion of ownership interest in joint venture	24.00%	24.00%
Minimum | Renewable Power
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate or joint venture	12.00%	14.00%
Proportion of ownership interest in associate or joint venture	12.00%	14.00%
Minimum | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate or joint venture	14.00%	16.00%
Proportion of ownership interest in associate or joint venture	14.00%	16.00%
Maximum | Real Estate | Core office
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	56.00%	56.00%
Proportion of ownership interest in joint venture	56.00%	56.00%
Maximum | Real Estate | Core retail
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	68.00%	68.00%
Proportion of ownership interest in joint venture	68.00%	68.00%
Maximum | Real Estate | LP Investments and Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	84.00%	80.00%
Proportion of ownership interest in joint venture	84.00%	80.00%
Maximum | Real Estate | LP Investments and Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%	90.00%
Proportion of ownership interest in joint venture	50.00%	90.00%
Maximum | Infrastructure | Data Infrastructure [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Proportion of ownership interest in joint venture	50.00%	50.00%
Maximum | Infrastructure | Utilities [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Proportion of ownership interest in joint venture	50.00%	50.00%
Maximum | Infrastructure | Transport
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	58.00%	58.00%
Proportion of ownership interest in joint venture	58.00%	58.00%
Maximum | Infrastructure | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	50.00%	50.00%
Proportion of ownership interest in joint venture	50.00%	50.00%
Maximum | Private Equity | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	70.00%	90.00%
Proportion of ownership interest in joint venture	70.00%	90.00%
Maximum | Private Equity | Industrial operations [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture	54.00%	54.00%
Proportion of ownership interest in joint venture	54.00%	54.00%
Maximum | Renewable Power
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate or joint venture	60.00%	60.00%
Proportion of ownership interest in associate or joint venture	60.00%	60.00%
Maximum | Other [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate or joint venture	77.00%	85.00%
Proportion of ownership interest in associate or joint venture	77.00%	85.00%